Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 54.9%

Communication Services - 3.5%
Interactive Media & Services - 3.5%
Alphabet, Inc. - Class A	43,089	$8,268,779
Meta Platforms, Inc. - Class A	13,110	10,139,799
Total Communication Services		18,408,578
Consumer Discretionary - 7.6%
Automobiles - 1.0%
Ferrari N.V. (Italy)	11,168	4,951,779
Broadline Retail - 2.7%
Amazon.com, Inc.*	48,630	11,384,769
MercadoLibre, Inc. (Brazil)*	1,023	2,428,490
		13,813,259
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc.*	105,920	4,541,850
Household Durables - 1.2%
Persimmon plc - ADR (United Kingdom)	106,763	3,248,798
Taylor Wimpey plc - ADR (United Kingdom)	239,317	3,230,780
		6,479,578
Specialty Retail - 0.5%
The TJX Companies, Inc.	21,306	2,653,236
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA - ADR (France)	28,292	6,940,593
Total Consumer Discretionary		39,380,295
Consumer Staples - 1.5%
Beverages - 1.5%
The Coca-Cola Co.	113,779	7,724,456
Financials - 9.4%
Banks - 2.1%
HDFC Bank Ltd. - ADR (India)	71,578	5,495,043
JPMorgan Chase & Co.	9,690	2,870,566
NU Holdings Ltd. - Class A (Brazil)*	208,652	2,549,727
		10,915,336
Capital Markets - 4.2%
BlackRock, Inc.	3,522	3,895,367
Deutsche Boerse AG - ADR (Germany)	80,440	2,323,107
Intercontinental Exchange, Inc.	15,614	2,885,936
Moody’s Corp.	11,085	5,716,867
Nasdaq, Inc.	27,719	2,667,122
S&P Global, Inc.	7,818	4,308,500
		21,796,899
Financial Services - 3.1%
Mastercard, Inc. - Class A	16,705	9,462,881
Visa, Inc. - Class A	19,604	6,772,594
		16,235,475
Total Financials		48,947,710

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care - 7.0%
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc.*	11,191	$5,112,832
Health Care Equipment & Supplies - 0.9%
Intuitive Surgical, Inc.*	10,224	4,918,664
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	25,050	6,251,478
Life Sciences Tools & Services - 1.5%
Lonza Group AG - ADR (Switzerland)	37,542	2,618,555
Thermo Fisher Scientific, Inc.	10,930	5,111,742
		7,730,297
Pharmaceuticals - 2.4%
AstraZeneca plc - ADR (United Kingdom)	70,362	5,142,759
Roche Holding AG - ADR	125,066	4,866,318
Zoetis, Inc.	15,720	2,291,819
		12,300,896
Total Health Care		36,314,167
Industrials - 7.3%
Aerospace & Defense - 3.0%
BAE Systems plc - ADR (United Kingdom)	24,877	2,378,614
HEICO Corp. - Class A	16,738	4,319,911
L3Harris Technologies, Inc.	31,921	8,772,529
		15,471,054
Air Freight & Logistics - 1.4%
Deutsche Post AG - ADR (Germany)	168,592	7,588,326
Commercial Services & Supplies - 0.5%
Rollins, Inc.	45,862	2,626,517
Ground Transportation - 1.4%
Canadian National Railway Co. (Canada)	24,794	2,316,999
CSX Corp.	73,399	2,608,600
Union Pacific Corp.	10,881	2,415,256
		7,340,855
Professional Services - 1.0%
TransUnion	55,336	5,267,434
Total Industrials		38,294,186
Information Technology - 13.2%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	24,871	2,649,010
Halma plc - ADR (United Kingdom)	29,982	2,614,131
		5,263,141
Semiconductors & Semiconductor Equipment - 2.8%
Infineon Technologies AG - ADR (Germany)	103,119	4,054,639
NVIDIA Corp.	30,061	5,346,950

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	21,681	$5,238,563
		14,640,152
Software - 9.4%
Atlassian Corp. - Class A *	27,710	5,314,224
Cadence Design Systems, Inc.*	24,802	9,042,065
Clearwater Analytics Holdings, Inc. - Class A*	113,527	2,300,057
Microsoft Corp.	25,665	13,692,278
Salesforce, Inc.	9,942	2,568,317
ServiceNow, Inc.*	5,453	5,142,833
Synopsys, Inc.*	9,202	5,829,191
Workday, Inc. - Class A*	21,905	5,024,569
		48,913,534
Total Information Technology		68,816,827
Materials - 3.9%
Chemicals - 3.2%
Air Liquide S.A. - ADR (France)	188,658	7,433,125
Albemarle Corp.	31,838	2,160,208
The Sherwin-Williams Co.	7,589	2,511,048
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	127,769	4,695,511
		16,799,892
Paper & Forest Products - 0.7%
West Fraser Timber Co. Ltd. (Canada)	50,902	3,528,018
Total Materials		20,327,910
Real Estate - 1.5%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A*	35,554	5,537,180
Specialized REITs - 0.4%
Extra Space Storage, Inc.	17,912	2,406,656
Total Real Estate		7,943,836
TOTAL COMMON STOCKS
(Identified Cost $241,716,505)		286,157,965

CORPORATE BONDS - 9.7%

Non-Convertible Corporate Bonds- 9.7%
Communication Services - 0.3%
Entertainment - 0.2%
The Walt Disney Co., 6.65%, 11/15/2037	780,000	885,198
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	600,000	580,492

Total Communication Services		1,465,690

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 0.7%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,430,000	$2,168,929
Household Durables - 0.2%
DR Horton, Inc., 4.85%, 10/15/2030	970,000	975,301
Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	320,000	274,086

Total Consumer Discretionary		3,418,316

Energy - 1.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	471,829	452,126
Oil, Gas & Consumable Fuels - 1.0%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $443,185)[3]	500,163	450,157
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,480,000	1,581,855
Energy Transfer LP
7.375%, 2/1/2031[2]	1,000,000	1,045,984
6.50%, 2/1/2042	1,510,000	1,573,972
Kinder Morgan, Inc., 4.80%, 2/1/2033	780,000	767,069
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $561,794)[3]	560,000	130,681
		5,549,718
Total Energy		6,001,844

Financials - 4.8%
Banks - 3.2%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,840,000	1,649,921
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,670,000	1,624,541
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	990,000	989,321
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	1,050,000	1,091,426
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,200,000	1,097,844
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,690,000	2,682,020
KeyBank NA, 5.85%, 11/15/2027	950,000	976,599

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,670,000	$1,688,205
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,770,000	1,647,239
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,600,000	1,607,830
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,560,000	1,590,311
		16,645,257
Capital Markets - 0.5%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	484,279
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	550,000	556,942
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,530,000	1,598,039
		2,639,260
Consumer Finance - 0.4%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	2,130,000	2,270,760
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	350,004
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[3]	275,000	233,356
		583,360
Insurance - 0.6%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	600,000	608,123
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	600,000	609,911
New York Life Global Funding, 4.70%, 1/29/2029[2]	520,000	525,693
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	1,030,000	1,079,942
		2,823,669
Total Financials		24,962,306

Industrials - 0.6%
Ground Transportation - 0.1%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	490,000	491,614

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	63,230	$63,299
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	67,044	65,784
Series 2019-2, Class B, 3.50%, 5/1/2028	349,988	339,104
		468,187
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,130,000	1,075,486
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,070,000	1,049,186
		2,124,672
Total Industrials		3,084,473

Materials - 0.4%
Metals & Mining - 0.4%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	500,000	536,882
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,477,146	1,455,877
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[3,6]	653,000	7

Total Materials		1,992,766

Real Estate - 1.2%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	683,593
Retail REITs - 0.3%
Simon Property Group LP, 2.65%, 2/1/2032	1,460,000	1,287,369
Specialized REITs - 0.8%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[3]	650,000	648,482
Safehold GL Holdings LLC, 6.10%, 4/1/2034	1,145,000	1,196,607
SBA Tower Trust
6.599%, 1/15/2028[2]	1,530,000	1,568,710
4.831%, 10/15/2029[2]	920,000	914,829
		4,328,628
Total Real Estate		6,299,590

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.6%
Electric Utilities - 0.2%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	990,000	$1,053,930
Independent Power and Renewable Electricity Producers - 0.4%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,020,000	2,134,607
Total Utilities		3,188,537

TOTAL CORPORATE BONDS
(Identified Cost $50,761,889)		50,413,522

U.S. TREASURY SECURITIES - 16.6%

U.S. Treasury Bonds - 7.2%
U.S. Treasury Bond
2.375%, 2/15/2042	22,310,000	16,063,200
3.00%, 5/15/2047	14,705,000	10,883,997
3.625%, 2/15/2053	13,421,000	10,797,614
Total U.S. Treasury Bonds
(Identified Cost $40,164,008)		37,744,811
U.S. Treasury Notes - 9.4%
U.S. Treasury Note
0.875%, 11/15/2030	13,047,000	11,130,722
1.375%, 11/15/2031	25,398,000	21,598,221
4.25%, 11/15/2034	16,081,000	15,980,494
Total U.S. Treasury Notes
(Identified Cost $48,114,194)		48,709,437
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $88,278,202)		86,454,248

ASSET-BACKED SECURITIES - 4.2%

Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,740,778
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,465,649
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	831,993	713,647
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	830,000	868,599
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	400,667	365,913
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	2,075,947
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,200,000	2,209,118
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.164%, 3/26/2040[2,7]	104,740	104,078

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	$1,866,072
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	222,028
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,106,339	1,098,387
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,229,489	2,237,104
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	326,209	323,882
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,248,587	1,269,065
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	452,196	454,268
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,339,920	1,250,842
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.114%, 5/26/2026[7]	2,165,298	2,102,316
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,466,353
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $22,506,592)		21,834,046

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,043,823	1,003,480
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	20,588	19,429
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	755,765	608,040
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[2,8]	2,059,565	1,722,723
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	141,572	125,631
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	86,185	75,199
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	40,716	37,844
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,8]	1,851,466	1,612,414
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	8,641	8,533
Series 2021-69, Class WJ, 1.50%, 10/25/2050	761,158	642,756

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	996,390	$986,311
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,599,547	1,379,117
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	181,564	166,486
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,052,122	975,298
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	760,669	673,187
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	782,441	691,194
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	878,352	747,799
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	64,303	63,020
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	88,181	77,587
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.702%, 1/25/2063[2,8]	1,648,778	1,469,420
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	135,561	129,709
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	176,486	170,394
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	195,408	186,232
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	1,248,088	1,049,191
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	1,004,153	1,006,219
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.352%, 7/25/2029 (Acquired 07/24/2023, cost $154,190)[3,7]	154,190	154,173
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	780,667	717,074
Provident Funding Mortgage Trust Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	930,531	793,865
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,663,824	1,334,265
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,668,958	1,341,195
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[8]	185,275	159,299

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		389,605	$348,831
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		84,307	75,501
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		102,534	92,105
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,7]		1,103,101	589,804
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		113,398	107,688
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.467%, 10/25/2048[2,7]		175,471	175,666
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		40,997	37,961
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,127,157)			21,554,640

FOREIGN GOVERNMENT BONDS - 0.5%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,305,000	1,313,737
Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	210,000,000	1,390,142
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	48,999
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,793,357)			2,752,878

MUNICIPAL BONDS - 0.0%##

South Carolina Public Service Authority,
Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $230,000)		230,000	215,264

U.S. GOVERNMENT AGENCIES - 6.4%

Mortgage-Backed Securities - 6.4%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		138,534	136,710
Pool #MA1834, UMBS, 4.50%, 2/1/2034		206,967	206,027
Pool #MA1903, UMBS, 4.50%, 5/1/2034		90,074	89,665
Pool #889576, UMBS, 6.00%, 4/1/2038		83,184	87,038
Pool #889579, UMBS, 6.00%, 5/1/2038		67,509	70,637

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3412, UMBS, 3.50%, 7/1/2038	219,161	$208,849
Pool #995196, UMBS, 6.00%, 7/1/2038	3,898	4,069
Pool #AD0207, UMBS, 6.00%, 10/1/2038	217,156	227,217
Pool #AD0220, UMBS, 6.00%, 10/1/2038	6,877	7,179
Pool #MA0258, UMBS, 4.50%, 12/1/2039	149,557	147,838
Pool #AL1595, UMBS, 6.00%, 1/1/2040	77,525	81,117
Pool #AL0152, UMBS, 6.00%, 6/1/2040	163,858	171,450
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,642,466	1,457,952
Pool #AL0241, UMBS, 4.00%, 4/1/2041	277,368	266,979
Pool #AI5172, UMBS, 4.00%, 8/1/2041	165,395	158,964
Pool #AL1410, UMBS, 4.50%, 12/1/2041	293,028	288,539
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,949,798	1,860,735
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,659,630	2,655,153
Pool #AL7729, UMBS, 4.00%, 6/1/2043	149,494	143,682
Pool #AX5234, UMBS, 4.50%, 11/1/2044	173,164	169,067
Pool #AS4103, UMBS, 4.50%, 12/1/2044	236,290	230,710
Pool #BC6764, UMBS, 3.50%, 4/1/2046	118,020	107,859
Pool #BD6997, UMBS, 4.00%, 10/1/2046	78,872	74,306
Pool #BE7845, UMBS, 4.50%, 2/1/2047	89,784	87,010
Pool #AL8674, 5.628%, 1/1/2049	518,631	535,036
Pool #FS1179, UMBS, 3.50%, 12/1/2049	1,957,651	1,781,939
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,190,545	1,048,712
Pool #FS4339, UMBS, 3.00%, 12/1/2050	3,373,467	2,938,937
Pool #FS4511, UMBS, 4.00%, 8/1/2051	1,239,434	1,160,173
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,414,967	2,095,551
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,130,655	1,971,359
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,439,646	2,325,294
Pool #MA4807, UMBS, 5.50%, 11/1/2052	939,896	939,456

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4868, UMBS, 5.00%, 1/1/2053	3,065,450	$3,000,393
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	127,675	127,212
Pool #C91771, 4.50%, 6/1/2034	129,807	129,343
Pool #C91780, 4.50%, 7/1/2034	152,162	151,653
Pool #G03926, 6.00%, 2/1/2038	33,616	35,221
Pool #G05906, 6.00%, 4/1/2040	31,447	32,948
Pool #Q33778, 4.00%, 6/1/2045	185,412	175,743
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,080,437	1,806,335
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,208,298	2,067,079
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,072,664	2,026,444

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $34,661,875)		33,287,580

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Government Cash Management, Institutional Shares, 4.20%[10]
(Identified Cost $19,088,346)	19,088,346	19,088,346

TOTAL INVESTMENTS - 100.1%		521,758,489
(Identified Cost $484,163,923)
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(426,877)
NET ASSETS - 100%		$521,331,612

Investment Portfolio - July 31, 2025

(unaudited)

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2025 was $52,096,802, which represented 10.0% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2025 was $1,616,856, or 0.3% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of July 31, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2025.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2025.

10Rate shown is the current yield as of July 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$18,408,578	$18,408,578	$—	$—
Consumer Discretionary	39,380,295	39,380,295	—	—
Consumer Staples	7,724,456	7,724,456	—	—
Financials	48,947,710	48,947,710	—	—
Health Care	36,314,167	36,314,167	—	—
Industrials	38,294,186	38,294,186	—	—
Information Technology	68,816,827	68,816,827	—	—
Materials	20,327,910	20,327,910	—	—
Real Estate	7,943,836	7,943,836	—	—

Investment Portfolio - July 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$119,741,828	$—	$119,741,828	$—
States and political subdivisions
(municipals)	215,264	—	215,264	—
Corporate debt:
Communication Services	1,465,690	—	1,465,690	—
Consumer Discretionary	3,418,316	—	3,418,316	—
Energy	6,001,844	—	6,001,844	—
Financials	24,962,306	—	24,962,306	—
Industrials	3,084,473	—	3,084,473	—
Materials	1,992,766	—	1,992,766	—
Real Estate	6,299,590	—	6,299,590	—
Utilities	3,188,537	—	3,188,537	—
Asset-backed securities	21,834,046	—	21,834,046	—
Commercial mortgage-backed securities	21,554,640	—	21,554,640	—
Foreign government bonds	2,752,878	—	2,752,878	—
Short-Term Investment	19,088,346	19,088,346	—	—
Total assets	$521,758,489	$305,246,311	$216,512,178	$—

There were no Level 3 securities held by the Series as of October 31, 2024 or July 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.